SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 96.6%
	EQUITY - 96.6%
735,440	Communication Services Select Sector SPDR Fund(a)				$ 42,633,457
353,740	Consumer Discretionary Select Sector SPDR Fund(a)				52,898,280
507,302	Consumer Staples Select Sector SPDR Fund(a)				37,900,532
291,154	Energy Select Sector SPDR Fund(a)				24,116,286
2,093,050	Financial Select Sector SPDR Fund(a)				67,291,557
573,166	Health Care Select Sector SPDR Fund(a)				74,202,070
447,595	Industrial Select Sector SPDR Fund(a)				45,287,662
652,000	iShares Core S&P 500 ETF				268,024,160
171,172	Materials Select Sector SPDR Fund(a)				13,806,734
358,193	Real Estate Select Sector SPDR Fund(a)				13,389,254
902,087	Technology Select Sector SPDR Fund(a)				136,224,158
221,547	Utilities Select Sector SPDR Fund(a)				14,996,516
	TOTAL EXCHANGE-TRADED FUNDS (Cost $420,330,506)				790,770,666

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
13,491,390	First American Government Obligations Fund Class X, 4.64% (Cost $13,491,390)(b)				13,491,390

Contracts(c)
	INDEX OPTIONS PURCHASED - 7.3%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.3%
244	S&P 500 Index	04/06/2023	$ 4,225	$ 100,267,164	$ 30,279
241	S&P 500 Index	04/14/2023	4,090	99,034,371	1,611,601
240	S&P 500 Index	04/21/2023	4,210	98,623,440	553,399
241	S&P 500 Index	04/28/2023	4,340	99,034,371	118,090
	TOTAL CALL OPTIONS PURCHASED (Cost - $917,615)				2,313,369

	PUT OPTIONS PURCHASED - 7.0%
495	S&P 500 Index	04/03/2023	3,900	203,410,845	4,728
244	S&P 500 Index	04/06/2023	3,625	100,267,164	5,664
241	S&P 500 Index	04/14/2023	3,690	99,034,371	43,469
240	S&P 500 Index	04/21/2023	3,810	98,623,440	184,099
481	S&P 500 Index	04/21/2023	3,855	197,657,811	497,309
241	S&P 500 Index	04/28/2023	3,940	99,034,371	667,570
481	S&P 500 Index	05/01/2023	3,900	197,657,811	1,126,021
579	S&P 500 Index	06/16/2023	3,500	237,929,049	1,076,608
966	S&P 500 Index	09/15/2023	3,500	396,959,346	5,056,049
1,438	S&P 500 Index	12/20/2024	3,800	590,918,778	34,136,096

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(c)
	INDEX OPTIONS PURCHASED - 7.3% (Continued)	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 7.0% (Continued)
494	S&P 500 Index	12/20/2024	$ 4,000	$ 202,999,914	$ 14,417,228
	TOTAL PUT OPTIONS PURCHASED (Cost - $93,243,861)				57,214,841

	TOTAL INDEX OPTIONS PURCHASED (Cost - $94,161,476)				59,528,210

	TOTAL INVESTMENTS - 105.6% (Cost $527,983,372)				$ 863,790,266
	CALL OPTIONS WRITTEN - (4.3)% (Proceeds - $18,148,066)				(35,430,501)
	PUT OPTIONS WRITTEN - (1.2)% (Proceeds - $24,302,379)				(9,458,584)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(416,289)
	NET ASSETS - 100.0%				$ 818,484,892
Contracts(c)
	WRITTEN INDEX OPTIONS - (5.5)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (4.3)%
244	S&P 500 Index	04/06/2023	$ 3,825	$ 100,267,164	$ 6,981,828
241	S&P 500 Index	04/14/2023	3,890	99,034,371	5,562,329
240	S&P 500 Index	04/21/2023	4,010	98,623,440	3,292,515
481	S&P 500 Index	04/21/2023	4,150	197,657,811	2,232,297
241	S&P 500 Index	04/28/2023	4,140	99,034,371	1,344,780
483	S&P 500 Index	05/19/2023	4,200	198,479,673	3,121,602
966	S&P 500 Index	09/15/2023	4,300	396,959,346	12,895,150
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $18,148,066)				35,430,501

	PUT OPTIONS WRITTEN - (1.2)%
495	S&P 500 Index	04/03/2023	3,980	203,410,845	11,272
244	S&P 500 Index	04/06/2023	4,025	100,267,164	161,323
241	S&P 500 Index	04/14/2023	3,890	99,034,371	176,188
481	S&P 500 Index	04/21/2023	3,765	197,657,811	279,641
240	S&P 500 Index	04/21/2023	4,010	98,623,440	721,378
241	S&P 500 Index	04/28/2023	4,140	99,034,371	2,123,210
481	S&P 500 Index	05/01/2023	3,980	197,657,811	1,770,561
483	S&P 500 Index	05/19/2023	3,450	198,478,673	343,255
579	S&P 500 Index	06/16/2023	3,100	237,929,049	403,623
481	S&P 500 Index	06/16/2023	3,570	197,657,811	1,104,318
966	S&P 500 Index	09/15/2023	3,100	396,959,346	2,363,815
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $24,302,379)				9,458,584

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $42,450,445)				$ 44,889,085

SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2023 the total value of securities held as collateral is $294,985,506.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 91.6%
	EQUITY - 91.6%
523,400	iShares Core MSCI Emerging Markets ETF(a)				$ 25,536,686
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,159,563)

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
401,254	First American Government Obligations Fund Class X, 4.64% (Cost $401,254)(b)				401,254

Contracts(c)
	EQUITY OPTIONS PURCHASED - 7.3%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 7.3%
6,430	iShares MSCI Emerging Markets ETF	12/20/2024	$ 38	$ 25,372,780	$ 2,033,863
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,950,862)

	TOTAL INVESTMENTS - 100.3% (Cost $28,511,679)				$ 27,971,803
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $70,122)				(78,864)
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $112,864)				(89,635)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%				84,101
	NET ASSETS - 100.0%				$ 27,887,405

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.6)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.3)%
3,230	iShares MSCI Emerging Markets ETF	06/16/2023	$ 43	$ 12,745,580	$ 78,864
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $70,122)

	PUT OPTIONS WRITTEN - (0.3)%
1,612	iShares MSCI Emerging Markets ETF	06/16/2023	35	6,360,952	39,477
1,618	iShares MSCI Emerging Markets ETF	06/16/2023	36	6,384,628	50,158
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $112,864)				89,635

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $182,986)				$ 168,499

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2023 the total value of securities held as collateral is $6,830,000.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 93.8%
	EQUITY - 93.8%
434,300	iShares MSCI EAFE ETF(a)				$ 31,061,136
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,301,496)

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
476,424	First American Government Obligations Fund Class X, 4.64% (Cost $476,424)(b)				476,424

Contracts(c)
	EQUITY OPTIONS PURCHASED - 5.4%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 5.4%
3,283	iShares MSCI EAFE ETF	12/20/2024	$ 65	$ 23,480,016	$ 1,218,751
1,060	iShares MSCI EAFE ETF	12/20/2024	70	7,581,120	559,564
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,921,654)				1,778,315

	TOTAL INVESTMENTS - 100.6% (Cost $27,699,574)				$ 33,315,875
	CALL OPTIONS WRITTEN - (0.6)% (Proceeds - $87,523)				(196,047)
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $157,267)				(87,970)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%				96,341
	NET ASSETS - 100.0%				$ 33,128,199

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.9)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.6)%
1,094	iShares MSCI EAFE ETF	06/16/2023	$ 73	$ 7,824,288	$ 167,811
1,086	iShares MSCI EAFE ETF	06/16/2023	77	7,767,072	28,236
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $87,523)				196,047

	PUT OPTIONS WRITTEN - (0.3)%
1,094	iShares MSCI EAFE ETF	06/16/2023	59	7,824,288	22,810
1,086	iShares MSCI EAFE ETF	06/16/2023	65	7,767,072	65,160
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $157,267)				87,970

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $244,790)				$ 284,017

- Europe, Australasia and Far East	MSCI – Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2023 the total value of securities held as collateral is $18,974,256.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 93.7%
	EQUITY - 93.7%
213,000	iShares Core S&P 500 ETF(a)				$ 87,560,041
	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,442,526)

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
1,237,343	First American Government Obligations Fund Class X, 4.64% (Cost $1,237,343)(b)				1,237,343

Contracts(c)
	INDEX OPTIONS PURCHASED - 10.5%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 4.4%
27	S&P 500 Index	04/06/2023	$ 4,225	$ 11,095,137	$ 3,351
27	S&P 500 Index	04/14/2023	4,090	11,095,137	180,553
27	S&P 500 Index	04/21/2023	4,210	11,095,137	62,257
27	S&P 500 Index	04/28/2023	4,340	11,095,137	13,230
108	S&P 500 Index	12/20/2024	4,400	44,380,548	3,858,960
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,439,965)				4,118,351

	PUT OPTIONS PURCHASED - 6.1%
600	Chicago Board Options Exchange Volatility Index	04/19/2023	21	1,122,000	102,885
54	S&P 500 Index	04/03/2023	3,900	22,190,274	516
27	S&P 500 Index	04/06/2023	3,625	11,095,137	627
27	S&P 500 Index	04/14/2023	3,690	11,095,137	4,870
27	S&P 500 Index	04/21/2023	3,810	11,095,137	20,711
53	S&P 500 Index	04/21/2023	3,855	21,779,343	54,797
27	S&P 500 Index	04/28/2023	3,940	11,095,137	74,790
53	S&P 500 Index	05/01/2023	3,900	21,779,343	124,073
65	S&P 500 Index	06/16/2023	3,500	26,710,515	120,863
108	S&P 500 Index	09/15/2023	3,500	44,380,548	565,272
158	S&P 500 Index	12/20/2024	3,700	64,927,098	3,368,839
55	S&P 500 Index	12/20/2024	3,800	22,601,205	1,305,623
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,444,662)				5,743,866

	TOTAL INDEX OPTIONS PURCHASED (Cost - $12,884,627)				9,862,217

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

					Fair Value

	TOTAL INVESTMENTS - 105.5% (Cost $80,564,496)				$ 98,659,601
	CALL OPTIONS WRITTEN - (5.4)% (Proceeds - $3,390,862)				(5,009,710)
	PUT OPTIONS WRITTEN - (1.0)% (Proceeds - $2,700,958)				(1,053,398)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%				816,706
	NET ASSETS - 100.0%				$ 93,413,199

Contracts(c)
	WRITTEN INDEX OPTIONS - (6.4)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (5.4)%
600	Chicago Board Options Exchange Volatility Index	04/19/2023	$ 25	$ 1,122,000	$ 37,151
27	S&P 500 Index	04/06/2023	3,825	11,095,137	772,579
27	S&P 500 Index	04/14/2023	3,890	11,095,137	623,166
27	S&P 500 Index	04/21/2023	4,010	11,095,137	370,408
53	S&P 500 Index	04/21/2023	4,150	21,779,343	245,970
27	S&P 500 Index	04/28/2023	4,140	11,095,137	150,660
54	S&P 500 Index	05/19/2023	4,200	22,190,274	348,999
108	S&P 500 Index	09/15/2023	4,300	44,380,548	1,441,694
108	S&P 500 Index	12/20/2024	5,100	44,380,548	1,019,083
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $3,390,862)				5,009,710

	PUT OPTIONS WRITTEN - (1.0)%
54	S&P 500 Index	04/03/2023	3,980	22,190,274	1,230
27	S&P 500 Index	04/06/2023	4,025	11,095,137	17,851
27	S&P 500 Index	04/14/2023	3,890	11,095,137	19,739
53	S&P 500 Index	04/21/2023	3,765	21,779,343	30,813
27	S&P 500 Index	04/21/2023	4,010	11,095,137	81,155
27	S&P 500 Index	04/28/2023	4,140	11,095,137	237,870
53	S&P 500 Index	05/01/2023	3,980	21,779,343	195,093
54	S&P 500 Index	05/19/2023	3,450	22,190,274	38,376
65	S&P 500 Index	06/16/2023	3,100	26,710,515	45,312
53	S&P 500 Index	06/16/2023	3,570	21,779,343	121,682
108	S&P 500 Index	09/15/2023	3,100	44,380,548	264,277
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,700,958)				1,053,398

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $6,091,820)				$ 6,063,108

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2023 the total value of securities held as collateral is $38,230,440.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 91.3%
	EQUITY - 91.3%
190,000	iShares Russell 2000 ETF(a)				$ 33,896,001
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,933,838)

	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
809,316	First American Government Obligations Fund, Class X, 4.64% (Cost $809,316)(b)				809,316

Contracts(c)
	INDEX OPTIONS PURCHASED - 8.8%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.3%
11	S&P 500 Index	04/06/2023	$ 4,225	$ 4,520,241	$ 1,365
11	S&P 500 Index	04/14/2023	4,090	4,520,241	73,559
10	S&P 500 Index	04/21/2023	4,210	4,109,310	23,058
10	S&P 500 Index	04/28/2023	4,340	4,109,310	4,900
	TOTAL CALL OPTIONS PURCHASED (Cost - $40,638)				102,882

	PUT OPTIONS PURCHASED - 8.5%
142	Russell 2000 Index	12/20/2024	1,750	25,595,216	2,079,195
48	Russell 2000 Index	12/20/2024	1,900	8,651,904	975,908
23	S&P 500 Index	04/03/2023	3,900	9,451,413	220
11	S&P 500 Index	04/06/2023	3,625	4,520,241	255
11	S&P 500 Index	04/14/2023	3,690	4,520,241	1,984
10	S&P 500 Index	04/21/2023	3,810	4,109,310	7,671
21	S&P 500 Index	04/21/2023	3,855	8,629,551	21,712
10	S&P 500 Index	04/28/2023	3,940	4,109,310	27,700
21	S&P 500 Index	05/01/2023	3,900	8,629,551	49,161
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,006,075)				3,163,806

	TOTAL INDEX OPTIONS PURCHASED (Cost - $4,046,713)				3,266,688

	TOTAL INVESTMENTS - 102.3% (Cost $31,789,867)				$ 37,972,005
	CALL OPTIONS WRITTEN - (2.4)% (Proceeds - $493,306)				(859,458)
	PUT OPTIONS WRITTEN - (0.8)% (Proceeds - $972,154)				(315,445)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%				337,755
	NET ASSETS - 100.0%				$ 37,134,857

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(c)
	WRITTEN INDEX OPTIONS - (3.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (2.4)%
49	Russell 2000 Index	04/21/2023	$ 2,105	$ 8,832,152	$ 261
49	Russell 2000 Index	04/21/2023	2,140	8,832,152	112
11	S&P 500 Index	04/06/2023	3,825	4,520,241	314,755
11	S&P 500 Index	04/14/2023	3,890	4,520,241	253,882
10	S&P 500 Index	04/21/2023	4,010	4,109,310	137,188
21	S&P 500 Index	04/21/2023	4,150	8,629,551	97,460
10	S&P 500 Index	04/28/2023	4,140	4,109,310	55,800
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $493,306)				859,458

	PUT OPTIONS WRITTEN - (0.8)%
49	Russell 2000 Index	04/21/2023	1,630	8,832,152	19,070
49	Russell 2000 Index	04/21/2023	1,650	8,832,152	24,656
23	S&P 500 Index	04/03/2023	3,980	9,451,413	524
11	S&P 500 Index	04/06/2023	4,025	4,520,241	7,273
11	S&P 500 Index	04/14/2023	3,890	4,520,241	8,042
21	S&P 500 Index	04/21/2023	3,765	8,629,551	12,209
10	S&P 500 Index	04/21/2023	4,010	4,109,310	30,057
10	S&P 500 Index	04/28/2023	4,140	4,109,310	88,100
21	S&P 500 Index	05/01/2023	3,980	8,629,551	77,301
21	S&P 500 Index	06/16/2023	3,570	8,629,551	48,213
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $972,154)				315,445

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $1,465,460)				$ 1,174,903

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2023 the total value of securities held as collateral is $21,764,800.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.